Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Operating Leases [Line Items]
Depreciation expenses	$ 1,632	¥ 135,712	¥ 138,165	¥ 140,431
Various expenses	637	52,959	53,008	52,506
Costs of operating leases	$ 2,269	¥ 188,671	¥ 191,173	¥ 192,937